CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (29,698)	$ (27,337)	$ (22,599)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation	2,772	2,408	2,166
Depreciation	715	989	1,394
Increase (decrease) in Severance pay, net	184	(22)	46
Loss (gain) from property and equipment sales and disposals	(12)	(135)	52
Decrease (increase) in interest receivables from short-term bank deposits	(532)	66	(288)
Increase in trade receivables	(2,000)
Increase in other accounts receivable and prepaid expenses	(1,613)	(142)	(179)
Decrease (increase) in long-term prepaid expenses	(1,187)	83	(666)
Decrease in operating lease right of use asset	475	2,165
Increase (decrease) in trade payables and other accounts payable and accrued expenses	3,817	(3,502)	2,691
Increase (decrease) in deferred participation in R&D expenses	(829)	(627)	4,092
Decrease in operating lease liability	(412)	(1,834)
Net cash used in operating activities	(28,320)	(27,888)	(13,291)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	70,300	59,403	27,400
Investment in short-term bank deposits	(152,350)	(54,300)	(62,403)
Purchase of property and equipment	(166)	(155)	(158)
Proceeds from sale of property and equipment	44	382	2
Net cash provided by (used in) investing activities	(82,172)	5,330	(35,159)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	74,147	22,758	27,711
Proceeds from exercise of warrants	18,325
Proceeds from exercise of options	15,991	3,173	685
Net cash provided by financing activities	108,463	25,931	28,396
Increase (decrease) in cash, cash equivalents and restricted cash	(2,029)	3,373	(20,054)
Cash, cash equivalents and restricted cash at the beginning of the year	9,839	6,466	26,520
Cash and cash equivalents and restricted cash at the end of the year	7,810	9,839	6,466
Supplemental disclosure of non-cash investing and financing activities:
Change in receivables from foreign currency derivative contracts			17
Purchase of property and equipment	16	47	15
Receivables on account of shares		76
Change In right of use asset and operating lease liability	(194)	363
Cash paid (received) during the year for:
Interest payments received from short-term bank deposits and cash equivalents	1,232	1,002	355
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	7,143	9,187	5,861
Restricted cash	$ 667	$ 652	$ 605